Shareholder Report, Holdings (Details)	Jul. 31, 2026
C000240501 | Alphabet, Inc.FR_02079K3050
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000240501 | NVIDIA Corp.FR_67066G1040
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240501 | Microsoft Corp.FR_5949181040
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240501 | Apple, Inc.FR_0378331000
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240501 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_8740391000
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000240501 | Amazon.com, Inc.FR_0231351060
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000240501 | SK Hynix, Inc.FR_6450269070
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000240501 | Broadcom, Inc.FR_11135F1010
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000240501 | Applied Materials, Inc.FR_0382221050
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000240501 | Visa, Inc.FR_92826C8390
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000240501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000240501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000240501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000240501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000240501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000240501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000240501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000240501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000261610 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	79.30%
C000261610 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000261610 | AssetTotal Return Swaps
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000265508 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	81.10%
C000265508 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000265508 | AssetTotal Return Swaps
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000273069 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000273069 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000273069 | AssetTotal Return Swaps
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000246662 | Eaton Vance Tax Managed Global Buy Write Opportunities FundFR_27829C1050
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000246662 | Virtus Equity & Convertible Income FundFR_92841M1010
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246662 | Bexil Investment TrustFR_25538A2040
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246662 | Adams Natural Resources Fund, Inc.FR_00548F1050
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000246662 | BlackRock Health Sciences Term TrustFR_09260E1050
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | Virtus Artificial Intelligence & Technology Opportunities FundFR_92838Y1000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246662 | ClearBridge Energy Midstream Opportunity Fund, Inc.FR_18469P2090
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246662 | Nuveen Multi-Asset Income FundFR_6707501080
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246662 | LMP Capital & Income Fund, Inc.FR_50208A1020
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246662 | Templeton Emerging Markets FundFR_8801911010
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000246662 | SectorEquity-Sector
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000246662 | SectorCovered Call
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000246662 | SectorGlobal Allocation
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000246662 | SectorU.S. Allocation
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000246662 | SectorMaster Limited Partnership
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246662 | SectorWorld Stock
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000246662 | SectorHigh Yield Bond
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000246662 | SectorPreferred
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246662 | SectorWorld Bond
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000246662 | SectorU.S. Stock
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000246662 | SectorSenior Loan
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246662 | SectorReal Estate Investment Trust
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246662 | SectorU.S. Investment Grade
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246662 | SectorMunicipal Bond
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246662 | SectorConvertible
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000243953 | Alphabet, Inc.FR_02079K6026.2505/15/20290
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243953 | Western Digital Corp.FR_958102AT23.00011/15/20280
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000243953 | Boeing Co.FR_0970232046.00010/15/20270
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243953 | Lumentum Holdings, Inc.FR_55024UAJ80.3753/15/20320
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000243953 | Super Micro Computer, Inc.FR_86800U5007.0006/1/20290
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243953 | Hewlett Packard Enterprise Co.FR_42824C2087.6259/1/20270
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243953 | Oracle Corp.FR_68389X1050
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243953 | MKS, Inc.FR_55306NAB01.2506/1/20300
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000243953 | Akamai Technologies, Inc.FR_00971TAQ40.2505/15/20330
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243953 | Snowflake, Inc.FR_833445AD10.00010/1/20290
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243953 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000243953 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000243953 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243953 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000243953 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000243953 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243953 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000243953 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243953 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000243953 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243953 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000247126 | Simplify MBS ETFFR_82889N5250
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000247126 | Vanguard Emerging Markets Government Bond ETFFR_9219468850
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000247126 | State Street SPDR Portfolio High Yield Bond ETFFR_78468R6060
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000247126 | Janus Henderson AAA CLO ETFFR_47103U8450
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000247126 | Schwab 1-5 Year Corporate Bond ETFFR_8085247140
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000247126 | iShares® Broad USD Investment Grade Corporate Bond ETFFR_4642886200
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000247126 | iShares® 5-10 Year Investment Grade Corporate Bond ETFFR_4642886380
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000247126 | Franklin Senior Loan ETFFR_35473P5950
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000247126 | Direxion Nasdaq-100® Equal Weighted Index ETFFR_AEIJ38892101.0003/19/20272902
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000247126 | Apple, Inc.FR_AEII99664245.0009/18/20262902
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000247126 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	85.20%
C000247126 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000256995 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	151.70%
C000256995 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000256995 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(52.70%)
C000256996 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	158.20%
C000256996 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000256996 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(60.00%)
C000256997 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	165.80%
C000256997 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000256997 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(68.10%)
C000256998 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000256998 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000256998 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000273082 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000273082 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	92.30%
C000256935 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	146.30%
C000256935 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000256935 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(47.40%)
C000256936 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	143.30%
C000256936 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000256936 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(45.50%)
C000256937 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	147.10%
C000256937 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256937 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(49.40%)
C000256938 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000256938 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000256938 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000256941 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	149.20%
C000256941 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000256941 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(50.20%)
C000256942 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	149.80%
C000256942 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000256942 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(52.20%)
C000256943 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	156.30%
C000256943 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000256943 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(58.50%)
C000256944 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000256944 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000256944 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - SeptemberFR_12811T8860
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - AugustFR_12811T7040
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - OctoberFR_12811T8290
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - DecemberFR_12811T7950
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JulyFR_12811T8030
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - JanuaryFR_12811T7870
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - NovemberFR_12811T8110
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - MarchFR_12811T7610
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - AprilFR_12811T7530
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000254075 | Calamos S&P 500® Structured Alt Protection ETF® - FebruaryFR_12811T7790
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - AprilFR_12811T6700
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - OctoberFR_12811T6130
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - JulyFR_12811T6470
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000264349 | Calamos Bitcoin Structured Alt Protection ETF® - JanuaryFR_12811T6880
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - AprilFR_12811T6540
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - JulyFR_12811T6210
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - OctoberFR_12811T5890
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000264351 | Calamos Bitcoin 80 Series Structured Alt Protection ETF® - JanuaryFR_12811T7200
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - OctoberFR_12811T5970
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - AprilFR_12811T6620
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - JulyFR_12811T6390
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000264350 | Calamos Bitcoin 90 Series Structured Alt Protection ETF® - JanuaryFR_12811T7120
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000252652 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C000252652 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000252652 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(7.20%)
C000252651 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000252651 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000252651 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.80%)
C000252654 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	105.50%
C000252654 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000252654 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(8.30%)
C000252649 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	110.60%
C000252649 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000252649 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(13.20%)
C000249281 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	101.60%
C000249281 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249281 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.90%)
C000252653 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000252653 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000252653 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(3.20%)
C000249282 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.10%
C000249282 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000249282 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000249279 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	98.40%
C000249279 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000249279 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000249280 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	108.90%
C000249280 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249280 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000252656 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000252656 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000252656 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.90%)
C000252655 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C000252655 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252655 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000252650 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000252650 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000252650 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000249273 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	109.70%
C000249273 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249273 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000249272 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000249272 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000249272 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000249274 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	113.20%
C000249274 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000249274 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(13.50%)
C000249271 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	106.30%
C000249271 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000249271 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000250959 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	112.00%
C000250959 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000250959 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(13.70%)
C000250958 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	111.90%
C000250958 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000250958 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(14.70%)
C000250960 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000250960 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000250960 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000250961 | AssetLong Call Option
Holdings [Line Items]
Percent of Net Asset Value	112.20%
C000250961 | AssetLong Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250961 | AssetShort Call Option
Holdings [Line Items]
Percent of Net Asset Value	(12.80%)